Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current assets [abstract]
Advances of income taxes and refundable taxes		$ 494	$ 472
Non-trade accounts receivable	[1]	87	102
Current portion of assets from valuation of derivative financial instruments		64	6
Interest and notes receivable		56	54
Loans to employees and others		14	16
Other accounts receivable		$ 715	$ 650

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.